Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 6,593	$ 4,829	$ 1,917
Decreases related to prior year tax positions	0	0	0
Increases related to prior year tax positions	0	0	988
Increases related to current year tax positions	1,764	1,764	1,924
Balance at end of year	$ 8,357	$ 6,593	$ 4,829